Fair Value of Financial Instruments (Details 1) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 7,386	$ 10,544	$ 5,859	$ 3,109	$ 5,980	$ 5,372	$ 8,129	$ 3,109	$ 8,129	$ 3,109	$ 8,129	$ 3,109	$ 8,129	$ 5,096	$ 458	$ 6,272	$ 2,107
Increase (Decrease) in fair value of warrant liability	(1,009)	3,428	(4,685)	2,751	(1,797)	(608)	2,756	(7,436)	2,149	(4,007)	352	4,277	(5,020)	(3,361)	(4,638)	5,813	(10,056)
Balance	6,377	$ 7,116	$ 10,544	5,859	$ 7,776	$ 5,980	5,372	10,544	5,980	7,116	7,776	7,386	3,109	8,129	$ 5,096	$ 458	$ 6,272
2007 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 7,386			$ 3,109			$ 8,129	$ 3,109	$ 8,129	$ 3,109	$ 8,129	3,109	8,129
Increase (Decrease) in fair value of warrant liability												4,277	(5,020)
Balance												$ 7,386	$ 3,109	$ 8,129